RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Sales to related party

Sales to related party – sales to related party consisted of the following:

	For the six months ended December 31,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥316,983	¥—	$—
Total revenues from related party	¥316,983	¥—	$—

Prepaid expenses - related parties - prepaid expenses - related parties consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Founders	¥132,600	¥—	$—
Founders' family member	85,000	—	—
Total prepaid expenses - related parties	¥217,600	¥—	$—

Schedule of leases from related parties

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2018 - March 31, 2020	¥60,000	$8,611
BHD	One of the Founders	January 1, 2019 - December 31, 2019	22,500	3,229
BHD	Founders' family member	January 1, 2019 - December 31, 2019	47,500	6,817
Recon-BJ	One of the Founders	July 1, 2019 - June 30, 2020	10,000	1,435